Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [abstract]
Summary of transactions Between Related Parties
The following balances with related parties were outstanding in the financial position:

In thousands of euro Related party	September 30, 2021	December 31, 2020
Hyundai Motors Company	(270)	—

Furthermore, during the period the following transactions were carried out with related parties:

In thousands of euro Related party	Nine months ended		Three months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

K Robolife S.à r.l.	—	9	—	9
Kinetik S.à r.l.	—	57		57
Charge Cars Ltd		7		7
Hyundai Motors Company	(467)	—	(23)	—
Hyundai Mobis	740	—	293	—

The following transactions were carried out with related parties:

In thousands of euro	Transactions for the year			Balance outstanding
Related party	2020	2019	2018	December 31, 2020	December 31, 2019
Arrival Management Systems LLC	(10)	(256)		—	(53)
Arrival Solutions LLC	4	(30)		5	(26)
Shishkov Rodion	—	62	123	—	64
Studio S.à r.l.	—	—	(1,690)
K Cybernation S.à r.l.	—	(3,297)		—	—
K Robolife S.à r.l.	(66)	(65,649)		—	—
Kinetik S.à r.l.	(23,959)	(150,909)	(44,553)	—	—
Charge Cars Ltd	294	(39)	165	—	—
Smart Space LLC		(386)	(152)
Smekalka LLC	(299)	—		—	—
Experiment X Ltd			(66)
Happy Electron Ltd			(127)
Cybernation Ltd			(60)
Remy Robotics LLC	31	36		—	—
Denis Sverdlov			195
As described in note 13, Kinetik has contributed part of the shares it owned in Arrival Luxembourg S.à r.l. to the Company having a total nominal value of EUR 12,500,000 as well as contributing EUR 57,000 to the share premium of the Company without the issuance of any shares. During the year Kinetik provided loans to Arrival for a total amount of EUR 11,402,000 (see note 15).

In thousands of euro	Transactions for the year
Key Management personnel	2020	2019	2018
Wages and salaries	2,937	2,903	2,924
Social contributions	334	561	372
Other benefits	48	1	—
Other earnings	—	34	—
RSP loans	13,700	—	—
SOP expense	3,141	—	—

Summary of Detailed Information About Loans Executives
In October 2020, the Group has provided loans to the following executives:

Name	Nominal Amount	Fair Value of December 31, (see note 10A.iii)
In thousands of euro
Tim Holbrow	600	426
Avinash Rugoobur	3,000	2,130
Mike Ableson	1,500	978
Daniel Chin	1,000	710

Total	6,100	4,244